Revenue from services provided to customers - Schedule of Disaggregation of Investment Banking Revenue (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 26,669	¥ 17,627
Debt underwriting and distribution fees	20,212	10,555
Financial advisory fees	31,912	23,615
Other fees	15,793	17,953
Total	¥ 94,586	¥ 69,750